STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 179,408	$ 3,521,693	$ 10,532,439	$ 8,394,719
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,344,505)	(8,225)	(5,128,585)	(20,259)
Unrealized gain on marketable securities held in Trust Account	139,897		(139,897)
Offering costs allocated to warrants				659,746
Change in fair value of warrant liability	558,748	(3,763,767)	(8,680,492)	(10,666,695)
Changes in operating assets and liabilities:
Prepaid assets	(83,271)	66,651	468,823	(555,442)
Deferred tax liability	(574,998)		574,998
Accounts payable and accrued expenses	1,124,342	(38,594)	1,577,059	957,634
Net cash used in operating activities	(1,000,379)	(222,242)	(795,655)	(1,230,297)
Cash Flows from Investing Activities:
Interest withdrawn from Trust Account to pay for franchise and income taxes	580,050		366,650
Investment of cash into Trust Account	(150,000)			(333,500,000)
Net cash provided by in investing activities	321,590,190		366,650	(333,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class B common stock to initial stockholders				25,000
Proceeds from sale of Units, net of underwriting discount				326,830,000
Proceeds from issuance of Private Placement Warrants				9,170,000
Proceeds from promissory note - related party	150,000			212,215
Repayment of promissory note - related party				(212,215)
Payment of offering costs				(491,394)
Net cash used in financing activities	(320,960,140)			335,533,606
Net Change in Cash	(370,329)	(222,242)	(429,005)	803,309
Cash, beginning of period	374,304	803,309	803,309
Cash, end of period	$ 3,975	$ 581,067	374,304	803,309
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriters' discount payable charged to additional paid-in capital				11,672,500
Accretion of common stock subject to possible redemption			$ 3,858,456	$ 29,883,298